Loss Before Income Tax (Tables)	12 Months Ended
Jun. 30, 2026
Loss Before Income Tax [abstract]
Schedule of Loss Before Income Tax	The expenses by nature of the Company are also disclosed in the charges below:
	June 30, 2024	June 30, 2025	June 30, 2026	June 30, 2026
	RM	RM	RM	USD
Cost of sales
Cost of materials	11,780,723	13,830,947	13,850,463	3,393,058
Employee benefits expense
- Salaries and related costs	5,081,734	4,558,921	4,567,797	1,119,010
- Defined contribution plan	437,120	397,451	414,690	101,590

Property, plant and equipment written off	-	13	1	-

Selling and distribution expenses
Freight outwards	248,473	348,810	298,227	73,059
Short-term lease expenses - Rental of warehouse (Note 13)	56,689	52,807	50,772	12,438

General and administrative expenses
Employee benefits expense
- Salaries and related costs	1,717,475	1,860,017	2,094,493	513,105
- Defined contribution plan	204,689	215,438	223,731	54,809
- Staff welfare	148,813	89,260	93,813	22,982
- Directors’ remuneration	184,401	378,442	460,081	112,710
Legal and professional fees	317,838	2,769,197	4,777,923	1,170,486
Short-term lease expenses - Rental of office (Note 13)	6,000	12,000	-	-

Fair value gain on warrant liabilities, net *	-	-	26,634,639	6,524,899

Professional fee for new placement **	-	-	(27,227,991)	(6,670,257)

* Fair value gain on warrant liabilities, net

It was primarily attributable to the remeasurement of warrant liabilities at fair value at each exercise date and year-end, compared to their initial fair value at issuance date.

** Professional fee for new placement

It was primarily attributable to transaction costs incurred in connection with the US$16 million placement, including, but not limited to, underwriting discounts, legal and professional fees, consultancy fees, and accounting service fees. These costs were associated with the initial recognition of the warrant liabilities. As the difference between the transaction price and the fair value of the warrant liabilities was recognized as a Day 1 loss upon initial recognition, the related transaction costs were expensed immediately in profit or loss.